Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Summary of Detailed Information of Inventories

	$ million
	Dec 31, 2023	Dec 31, 2022
Oil, gas and chemicals	22,232	27,823
Environmental certificates	2,108	2,557
Materials	1,679	1,514
Total	26,019	31,894